Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13	Commitments and contingencies
Operating lease commitments
The Company leases office premises in the PRC under
non-cancellable
operating leases ranging from six months to five years. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.
Total operating lease expenses were RMB12,120 and RMB16,380 and RMB16,584(US$2,542) for the years ended December 31, 2018, 2019 and 2020, respectively.
As of December 31, 2020, future minimum payments under
non-cancellable
operating leases were as follows:

	RMB	US$
2021	8,821	1,352
2022	7,695	1,179
2023	5,429	832
2024	2,127	326

Total	24,072	3,689

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restrictions or contingent rents.
Capital commitments
As of December 31, 2020, future minimum payment under
non-cancellable
purchase commitment for consulting service is
nil,
which is scheduled to be paid within one year.